Long-term loan (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
China Merchants Bank [Member]
Line of credit maximum borrowing capacity	¥ 1,600.0
Line of credit maturity period	5 years
Debt instrument variable rate basis	Prime Rate minus 0.44%
Debt instrument spread on variable rate	0.44%
Debt instrument collateral amount	¥ 1,600.0
Proceeds from long term debt	¥ 64.5
Minimum [Member]
Line of credit maturity period	3 months
Debt asset ratio	65.00%